Document and Entity Information	Feb. 24, 2020
Cover [Abstract]
Entity Registrant Name	Huntington Ingalls Inc
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001536678
Document Type	8-K
Document Period End Date	Feb. 24, 2020
Entity File Number	1-34910
Entity Tax Identification Number	90-0607005
Entity Address, Address Line One	4101 Washington Avenue
Entity Address, City or Town	Newport News
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23607
City Area Code	(757)
Local Phone Number	380-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false